Research and Development Expenses	3 Months Ended
Mar. 31, 2019
Research and Development Expenses
Research and Development Expenses

15. Research and Development Expenses

Research and development expenses are summarized as follows:

	Three Months Ended
	March 31,
	2018	2019
	(in US$’000)
Clinical trial related costs	19,472	19,706
Personnel compensation and related costs	7,850	11,295
Other research and development expenses	1,342	2,281
	28,664	33,282